Other financial liabilities	12 Months Ended
Dec. 31, 2024
Other financial liabilities.
Other financial liabilities

18 Other financial liabilities

Other financial liabilities consist of customer deposits designated at fair value and debt securities in issue. For accounting policy information refer to Accounting policies 3.8 and 3.10.

	2024	2023
	£m	£m
Customer deposits
including repos	1,812	1,280
Debt securities in issue
- MRELs	23,998	21,660
- Other medium term notes	22,087	17,843
- Commercial paper and certificates of deposit	11,266	11,321
- Covered bonds	749	2,122
- Securitisation	1,175	863
Total	61,087	55,089